Equity - Summary of Foreign Currency Translation Adjustments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 4,760,886,272	$ 4,388,939,303	$ 3,346,492,898	$ 3,594,274,499
Translation Reserve [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	326,555,507	296,704,509	279,801,463	$ 103,650,093
Translation Reserve [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	4,515,843	(4,083,680)	(7,729,810)
Translation Reserve [Member] | GNL Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	1,998,444	1,459,238	1,598,641
Translation Reserve [Member] | Enel Green Power Chile Group
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 320,041,220	$ 299,328,951	285,686,490
Translation Reserve [Member] | Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL			$ 246,142